United States
Securities And Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21757

American Independence Funds Trust

(Exact name of registrant as specified in charter)

75 Virginia Road, Box 14, North White Plains, NY 10603

(Address of principal executive offices) (Zip code)

Ted Leszczynski, President, 75 Virginia Road, Box 14, North White Plains, NY 10603

(Name and address of agent for service)

with a copy to:

Jon Rand, Esq.

Dechert LLP

1095 Avenue of the Americas
New York, NY 10036-6797

Registrant's telephone number, including area code:	(212) 397-2524

Date of fiscal year end:	10/31/2018

Date of reporting period:	10/31/2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

AMERICAN INDEPENDENCE

2018 Annual Report

October 31, 2018

American Independence U.S. Inflation-Protected Fund

American Independence Funds Trust

Annual Report - October 31, 2018

President’s Letter to Shareholders	1
Management Fund Commentary and Fund Performance	2

Schedule of Investments
American Independence U.S. Inflation-Protected Fund	4

Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	12
Report of Independent Registered Public Accounting Firm	19

Additional Fund Information
Portfolio Summary	20
Table of Shareholder Expenses	21
Approval of Advisory and Sub-Advisory Agreements	23
Trustees and Officers	24

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

Availability of Quarterly Portfolio Holdings. The Funds file complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q, which are available on the Commission’s website at https://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

American Independence Funds

President’s Letter to Shareholders

Dear Shareholder:

I am pleased to present you with the Annual Report for the American Independence Inflation-Protected Fund (the “Fund”) for the year ended October 31, 2018.

At the beginning of 2018, the equity markets moved higher fueled by the December 2017 passage of the Jobs and Tax Cut Act. Over the course of 2018 the equity markets experienced extreme volatility in both directions. In October 2018, all major equity indices entered into correction territory (-10%) before recovering some of the losses. Investor sentiment appears to have moved from optimism to pessimism. The major issues which contributed to the correction—the trade dispute with China, geopolitical uncertainty, tightening financial conditions, and concern over the future of Fed policy—remain in play and volatility is expected to continue.

In the fixed-income markets, the central theme this year was the gradually rising interest rates in the U.S. The 25 basis point hike in the federal funds rate in June was the seventh increase since the Fed began its tightening cycle in December 2015. With the prospect of additional increases, investors stayed short. Further incenting investors to stay short, the U.S. yield curve has continued to flatten with the spread between the yields offered on 10-year and 2-year U.S. Treasuries dipping below 40 basis points, a tightness not seen since before the 2008 financial crisis. This came even after the 10-year Treasury drifted through the 3% level for the first time since January 2014.

U.S. economic growth remains robust: business investment is accelerating, consumer confidence hit an 18-year high recently, and household incomes and spending are growing. However, the risk factors continue: trade disputes with China, EU and NAFTA appear to be accelerating rather than abating, the looming Italian debt crisis, and uncertainty over Brexit could lead to a slowing in global growth momentum.

A portfolio review prepared by the portfolio manager of the Fund follows this letter.

We are sad to report that at a Meeting of the Board of Trustees of the Trust held on October 25, 2018, the Board unanimously approved a Plan of Liquidation and Dissolution to liquidate and dissolve the Fund. We appreciated your support and interest in our products over the years.

Sincerely,

Thaddeus Leszczynski
President

American Independence Funds

American Independence U.S. Inflation-Protected Fund Commentary

Performance Review

Over the 12 months ending October 31, 2018 the portfolio returned -1.13% (gross of fees), while the Bloomberg Barclays US TIPS Index returned -1.24% for a relative outperformance of +0.12%. For the 2018 fiscal year, BEI and yield curve positioning contributed to performance, while duration positioning detracted from performance.

In November and December 2017, we were positioned for flatter nominal and real yield curves. Both nominal and TIPS yield curves flattened meaningfully during the period, as the front-end of the Treasury market repriced the number of rate hikes likely to be delivered by the FOMC, while long-dated term premia remained contained. The conventional 5-year / 30-year yield curve flattened 40 bps from 0.93% to 0.53%, and the inflation-linked 5-year / 30-year curve flattened 36 bps. Our long BEI position also contributed to performance as risk on sentiment and rising crude oil prices led BEI spreads higher.

The year 2018 started with equity markets ramping higher, boosted by the signing of the Jobs and Tax Cut Act in December 2017. 10-year Treasury yields also climbed higher in January, from 2.41% to 2.71%, with Treasuries coming under pressure from upside surprises in consumer price index (CPI) data as well as average hourly earnings that also helped US 10-year breakeven inflation rates (BEIs) widen from 1.98 to 2.11%. This benefitted our underweight in duration positioning at the start of the year. However, However, in early February, following another strong non-farm payrolls that pushed Treasury yields to 2.84%, equity markets were subjected to heavy selling from short- vol strategies, as the VIX index exploded higher. Rising Treasury yields, it seemed, had finally tested the equity market’s pain threshold In February. We traded duration tactically in February, and switched to an overweight position in March as the Fed indicated a gradual pace of rate hikes and investors continued to hold large short duration positions. The overweight position was again profitable as Treasury yields ended the month lower amidst heightened trade war rhetoric. Our yield curve flattening position also contributed to performance in Q1 2018.

The primary development in the second quarter was the administration’s move towards a more protectionist stance on international trade. The economic narrative still remained one about solid above-trend growth driven by consumption, resurgent business investment and a significant fiscal impulse. BEI and yield curve positioning contributed to performance while duration positioning detracted from performance during the quarter. We began the quarter long BEI expecting it to outperform in the large month-end index extension in April, strength in core CPI readings and positive carry. The position was profitable and we used the large month-end index extension event to close the trade at April month-end. We gradually reestablished the long BEI position in the first half of May. The long position contributed to performance for the quarter as a whole largely due to positive inflation carry seasonals. The curve, in the meanwhile, continued flattening, benefitting our structural flattening position. Beginning the quarter with a duration overweight, the position suffered in the Treasury sell off in the second half of April when 10-year nominal yields rose above 3.00%. With various indicators pointing to robust second quarter economic growth and the Fed sticking to its rate hike path, we chose to close our overweight duration position in May and established a modest underweight. The underweight position was challenged during May when rates fell due to geopolitical risks.

The rest of 2018 continued to see an increasing protectionist stance on international trade by the Trump administration. The administration further advanced its “America First” agenda by enacting tariffs on imports from countries with whom it judges current trade agreements are not “balanced and reciprocal”, and by seeking renegotiation of those agreement. Remarkably, equity and fixed income markets appeared to take escalation of trade tensions in their stride, except in the month of October when risk assets experienced turbulence following asell off in US real rates. Our overweight in real duration position detracted from performance as 10-year real yields quickly broke through the 1.00% level in October. Our curve flattening position also suffered at the same time following seemingly low demand for longer-dated Treasuries.

Derivatives Discussion

We use US Treasury futures in managing duration, yield curve and breakeven inflation exposures for the portfolio. The notional exposure of futures is typically a small percentage of the funds AUM.

Duration	Average Quality	Number of Holdings	Average Maturity
7.82 Years	GOVT	41	8.54 Years

Source: BNPP AM, Bloomberg Barclays, as of October 31, 2018 Opinions expressed are current as of the date appearing in this document only. This document is confidential and may not be reproduced or redistributed, in any form and by any means, without BNPP AM’s prior written consent. This document is provided for your reference on a private and confidential basis to discuss an existing or potential advisory relationship. You are invited to meet with BNPP AM to discuss any of the information provided herein or otherwise, including any and all terms (including fees) that may apply to the relationship. Fischer Francis Trees & Watts, Inc. is registered with the US Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940, as amended.

Benchmark: Bloomberg Barclays US TIPS Index

American Independence Funds

American Independence U.S. Inflation-Protected Fund - Performance

This chart assumes an initial investment of $20,000,000 in the Institutional Class shares made on October 31, 2008. Total Return is based on net change in N.A.V. (net asset value) assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions.

Total Returns as of October 31, 2018	Annualized
	1 Year	5 Year	10 Year
American Independence U.S. Inflation-Protected Fund
Institutional Class Shares	(1.86%)	0.60%	4.04%
Class A Shares(1)	(6.39%)	0.15%	3.63%
Class C Shares(2)	(3.82%)	(0.40%)	3.27%
Premier Class Shares	(1.92%)	0.46%	3.89%
Barclays U.S. Treasury Inflation-Protected Securities Index*	(1.24%)	0.97%	4.11%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted.

(1)	Reflects maximum sales charge of 4.25%.
(2)	Reflects Contingent Deferred Sales Charge (“CDSC”)of 1.00%assessed on shares redeemed within one year of purchase.

Pursuant to an agreement and plan of reorganization, the Fund acquired the assets and liabilities of the FFTW U.S. Inflation-Indexed Portfolio (the predecessor fund) on May 9, 2008. In the reorganization, the predecessor fund exchanged all of its assets for shares of the Fund. The predecessor fund offered a class of shares similar to the Fund’s Institutional Class shares known as Advisor Class. As a result of the reorganization, the Fund will carry forward the performance history of the predecessor fund, as the predecessor fund is the accounting survivor. The performance of the Institutional Class shares of the Fund includes the performance of the predecessor fund’s Advisor Class shares prior to the reorganization, but has not been restated to reflect differences in expenses. If the performance had been adjusted to reflect all differences in expenses, the performance of the Fund would be higher. The performance of the Class A shares of the Fund includes the performance of the Institutional Class shares from May 10, 2008 through May 16, 2008 and the performance of the FFTW U.S. Inflation-Indexed Portfolio’s Advisor Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses. The performance of the Class C shares of the Fund includes the performance of the Institutional Class shares from May 10, 2008 through May 4, 2011, commencement of operations, and the performance of the FFTW U.S. Inflation-Indexed Portfolio’s Advisor Class shares prior to the reorganization, which has been restated to reflect differences in any applicable sales charges and expenses.

*	The Barclays U.S. Treasury Inflation-Linked Notes Index is an unmanaged index that tracks the performance of U.S. Treasuries the cash flows for which are linked to an inflation index.

The above referenced index does not reflect the deduction of fees or taxes associated with a mutual fund, such as investment management and fund accounting fees. Furthermore, the performance doesn’t reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investors cannot invest directly in an index, although they can invest in their underlying securities.

American Independence Funds Trust	Schedule of Investments
American Independence U.S. Inflation-Protected Fund	October 31, 2018

Security Description	Principal ($)	Value ($)
U.S. Treasury Inflation-Indexed Securities — 100.3%
U.S. Treasury Inflation-Indexed Bonds — 33.6%
2.38%, 1/15/25	4,626,897	4,988,887
2.00%, 1/15/26	5,954,271	6,325,841
2.38%, 1/15/27	6,252	6,865
1.75%, 1/15/28	3,542,077	3,734,585
3.63%, 4/15/28	787,260	962,076
2.50%, 1/15/29	6,607,118	7,467,808
3.88%, 4/15/29	4,167,253	5,276,647
2.13%, 2/15/40	1,508,375	1,744,845
2.13%, 2/15/41	2,173,805	2,526,638
0.75%, 2/15/42	4,484,641	3,992,353
0.63%, 2/15/43	2,862,361	2,460,511
1.38%, 2/15/44	4,015,939	4,075,575
1.00%, 2/15/46	2,868,951	2,665,678
0.88%, 2/15/47	806,377	723,834
1.00%, 2/15/48	2,014,305	1,865,855
		48,817,998
U.S. Treasury Inflation-Indexed Notes — 66.7%
0.13%, 4/15/19	7,532	7,469
1.38%, 1/15/20	10,494	10,523
0.13%, 4/15/20	991,641	974,971
1.13%, 1/15/21	2,465,476	2,467,887
0.13%, 4/15/21	19,520,743	19,030,245
0.13%, 1/15/22	2,841,865	2,759,164
0.13%, 4/15/22	22,249,513	21,510,607
0.13%, 1/15/23	876,073	843,621
0.63%, 4/15/23	1,207,983	1,185,309
0.38%, 7/15/23	1,083	1,056
0.63%, 1/15/24	11,231,964	10,998,912
0.13%, 7/15/24	3,536,094	3,370,156
0.25%, 1/15/25	1,741,587	1,656,142
0.38%, 7/15/25	2,347,634	2,249,709
0.63%, 1/15/26	12,668,009	12,250,357
0.13%, 7/15/26	2,311,024	2,152,488
0.38%, 1/15/27	4,394,440	4,139,501
0.38%, 7/15/27	6,184	5,823
0.75%, 7/15/28	11,531,444	11,174,846
		96,788,786
Total U.S. Treasury Inflation-Indexed Securities (Cost $150,369,569)		145,606,784

	Shares
Short-Term Investments — 0.4%
Money Market Fund — 0.4%
Federated Treasury Obligations Fund, Institutional Shares, 2.09% (a)	557,942	557,942
Total Short-Term Investments (Cost $557,942)		557,942

Total Investments (Cost $150,927,511(b)) — 100.7%		$146,164,726

Liabilities in excess of other assets — (0.7)%		(1,025,705)

NET ASSETS — 100.0%		$145,139,021

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust	Schedule of Investments (Continued)
American Independence U.S. Inflation-Protected Fund	October 31, 2018

Number of Contracts	Description	Expiration Date	Notional Value($)	Value At October 31, 2018	Unrealized Appreciation (Depreciation)($)
FUTURES CONTRACTS — 0.0%
Futures Contracts Purchased — (0.1)%
12	December 2018, 10-Year Treasury Note, expiration 12/31/2018	December 2018	1,439,834	1,421,250	(18,584)
31	December 2018, Ultra 10-Year Treasury Note, expiration 12/31/2018	December 2018	3,902,633	3,878,391	(24,242)
13	December 2018, Ultra Long Treasury Bond, expiration 12/31/2018	December 2018	2,067,031	1,939,844	(127,187)
			7,409,498	7,239,485	(170,013)
Futures Contracts Sold — 0.1%
(18)	December 2018, Long Treasury Bond, expiration 12/31/2018	December 2018	(2,579,343)	(2,486,250)	93,093
(36)	December 2018, 2-Year Treasury Note, expiration 1/04/2019	January 2019	(7,586,476)	(7,583,625)	2,851
(60)	December 2018, 5-Year Treasury Note, expiration 1/04/2019	January 2019	(6,751,128)	(6,742,969)	8,159
			(16,916,947)	(16,812,844)	104,103
	Total		$(9,507,449)	$(9,573,359)	$(65,910)

(a)	Rate listed is the 7-day effective yield at 10/31/18.
(b)	See Notes to Financial Statements for tax unrealized appreciation (depreciation) of securities.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Inflation-Indexed Securities	$—	$145,606,784	$—	$145,606,784
Short-Term Investments	557,942	—	—	557,942
Total Investments	$557,942	$145,606,784	$—	$146,164,726

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Futures Contracts Purchased	$(170,013)	$—	$—	$(170,013)
Futures Contracts Sold	104,103	—	—	104,103
Total Other Financial Instruments	$(65,910)	$—	$—	$(65,910)

*	Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation/depreciation.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statement of Assets and Liabilities
October 31, 2018

American Independence U.S. Inflation- Protected Fund
Assets
Investments, at cost	$150,927,511
Investments, at value	$146,164,726
Collateral held at broker	30,969
Interest and dividends receivable	290,390
Receivable for capital shares issued	92,891
Receivable for investments sold	1,243,917
Total assets	$147,822,893

Liabilities
Distributions payable	$2,184
Payable for investments purchased	1,848,893
Payable for capital shares redeemed	238,249
Variation margin (See Note 8)	2,406
Accrued expenses and other payables:
Investment advisory	23,785
Distribution and Service	22,853
Trustees	19,987
Other	525,515
Total liabilities	2,683,872
Net Assets	$145,139,021

Composition of Net Assets
Capital	$161,983,123
Total distributable earnings	(16,844,102)
Net Assets	$145,139,021

Net Assets By Share Class
Institutional Class Shares	$124,295,612
Premier Class Shares	316,273
Class A Shares	10,399,403
Class C Shares	10,127,733
Net Assets	$145,139,021

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value)
Institutional Class Shares	12,160,425
Premier Class Shares	31,050
Class A Shares	1,018,973
Class C Shares	1,021,551

Net Asset Value, Offering Price and Redemption Price per share
Institutional Class Shares	$10.22
Premier Class Shares	$10.19
Class A Shares	$10.21
Class C Shares*	$9.91

Maximum Sales Charge
Class A Shares	4.25%
Class C Shares**	1.00%

Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value, adjusted to the nearest cent)
Class A Shares	$10.66

*	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
**	Class C shares will be assessed a 1.00% contingent deferred sales charge if redeemed within one year of date of purchase.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statement of Operations
For the Year Ended October 31, 2018

American Independence U.S. Inflation- Protected Fund
Investment Income:
Interest	$5,333,927
Other income	1,282
Total Investment Income	5,335,209

Expenses:
Investment advisory	679,076
Administration	208,580
Distribution - Class A Shares	48,091
Distribution - Class C Shares	88,648
Service - Class A Shares	48,091
Service - Class C Shares	29,549
Service - Premier Class Shares	1,161
Accounting	58,047
Audit expenses	63,272
Compliance services	139,104
Custodian	27,139
Legal expenses	205,697
Miscellaneous Consulting	103,845
Shareholder Reporting	24,634
State registration expenses	52,479
Transfer Agent	246,192
Trustees	63,075
Insurance	115,904
Other	12,345
Total expenses before fee reductions	2,214,929
Expenses reduced by: Adviser	(780,022)
Distribution/service fees (Class A)	(9,637)
Net Expenses	1,425,270

Net Investment Income	3,909,939

Realized and unrealized gains (losses) on investments, futures, and foreign currency transactions:
Net realized losses from investment transactions	(2,352,973)
Net realized gains from futures contracts	112,141
Net change in unrealized appreciation/depreciation from investments	(4,286,621)
Net change in unrealized appreciation/depreciation from futures contracts	(101,171)
Net realized and unrealized losses	(6,628,624)

Net Decrease in Net Assets Resulting from Operations	$(2,718,685)

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Changes in Net Assets

	American Independence U.S. Inflation-Protected Fund
	Year Ended October 31, 2018	Year Ended October 31, 2017
Investment Operations:
Net investment income	$3,909,939	$4,761,532
Net realized losses	(2,240,832)	(50,949)
Net realized losses from Redemptions in-kind	—	(281,039)
Net change in unrealized depreciation	(4,387,792)	(5,859,415)
Net decrease in net assets resulting from operations	(2,718,685)	(1,429,871)

Distributions:
Distributions[1]	(3,596,678)
Total	(3,596,678)

From net investment income		(4,681,526)
Total		(4,681,526)
Net decrease in net assets from capital transactions	(43,720,126)	(67,405,420)
Total decrease in net assets	(50,035,489)	(73,516,817)

Net Assets:
Beginning of year	195,174,510	268,691,327
End of year[2]	$145,139,021	$195,174,510

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$43,153,003	$72,814,068
Dividends reinvested	3,111,127	4,269,942
Cost of shares redeemed	(71,347,799)	(163,126,986)
Institutional Class Shares capital transactions	(25,083,669)	(86,042,976)
Premier Class Shares
Proceeds from shares issued	116,131	590,941
Dividends reinvested	9,343	13,820
Cost of shares redeemed	(907,283)	(1,124,005)
Premier Class Shares capital transactions	(781,809)	(519,244)
Class A Shares
Proceeds from shares issued	3,400,742	19,985,964
Dividends reinvested	293,748	256,894
Cost of shares redeemed	(19,720,183)	(3,658,489)
Class A Shares capital transactions	(16,025,693)	16,584,369
Class C Shares
Proceeds from shares issued	1,107,790	3,402,690
Dividends reinvested	131,871	102,877
Cost of shares redeemed	(3,068,616)	(933,136)
Class C Shares capital transactions	(1,828,955)	2,572,431
Net decrease in net assets from capital transactions	$(43,720,126)	$(67,405,420)

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Statements of Changes in Net Assets - (Continued)

	American Independence U.S. Inflation-Protected Fund
	Year Ended October 31, 2018	Year Ended October 31, 2017
Share Transactions:
Institutional Class Shares
Issued	4,103,847	6,824,966
Reinvested	295,080	401,968
Redeemed	(6,765,256)	(15,288,258)
Change in Institutional Class Shares	(2,366,329)	(8,061,324)
Premier Class Shares
Issued	11,059	55,750
Reinvested	886	1,305
Redeemed	(86,885)	(105,458)
Change in Premier Class Shares	(74,940)	(48,403)
Class A Shares
Issued	325,993	1,879,080
Reinvested	27,830	24,262
Redeemed	(1,883,646)	(344,685)
Change in Class A Shares	(1,529,823)	1,558,657
Class C Shares
Issued	108,869	329,229
Reinvested	12,831	9,946
Redeemed	(302,006)	(90,065)
Change in Class C Shares	(180,306)	249,110

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in 2018.
[2]

End of year net assets includes accumulated undistributed net investment income of $1,442,026 for the year ended October 30, 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust
Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share Data
		Investment Operations				Distributions From
	Net Asset Value, Beginning of Period	Net investment income (loss)*		Net realized and unrealized gains (losses)	Increase (Decrease) from operations	Net investment income	Net realized gains	Total Distributions	Net Asset Value, End of Period
American Independence U.S. Inflation-Protected Fund

Institutional Class Shares
For the year ended
10/31/2018	$10.65	$0.25		$(0.44)	$(0.19)	$(0.24)	$—	$(0.24)	$10.22
10/31/2017	$10.90	$0.18		$(0.23)	$(0.05)	$(0.20)	$—	$(0.20)	$10.65
10/31/2016	$10.37	$0.12		$0.48	$0.60	$(0.07)	$—	$(0.07)	$10.90
10/31/2015	$10.55	$0.02		$(0.19)	$(0.17)	$(0.01)	$—	$(0.01)	$10.37
10/31/2014	$10.51	$0.10	+	$0.04	$0.14	$(0.10)	$—	$(0.10)	$10.55

Premier Class Shares
For the year ended
10/31/2018	$10.59	$0.24		$(0.44)	$(0.20)	$(0.20)	$—	$(0.20)	$10.19
10/31/2017	$10.85	$0.17		$(0.24)	$(0.07)	$(0.19)	$—	$(0.19)	$10.59
10/31/2016	$10.33	$0.14		$0.45	$0.59	$(0.07)	$—	$(0.07)	$10.85
10/31/2015	$10.53	$0.07		$(0.26)	$(0.19)	$(0.01)	$—	$(0.01)	$10.33
10/31/2014	$10.51	$0.08	+	$0.04	$0.12	$(0.10)	$—	$(0.10)	$10.53

Class A Shares
For the year ended
10/31/2018	$10.59	$0.21		$(0.44)	$(0.23)	$(0.15)	$—	$(0.15)	$10.21
10/31/2017	$10.84	$0.13		$(0.24)	$(0.11)	$(0.14)	$—	$(0.14)	$10.59
10/31/2016	$10.34	$0.06		$0.48	$0.54	$(0.04)	$—	$(0.04)	$10.84
10/31/2015	$10.56	$(0.03)		$(0.18)	$(0.21)	$(0.01)	$—	$(0.01)	$10.34
10/31/2014	$10.54	$0.06	+	$0.03	$0.09	$(0.07)	$—	$(0.07)	$10.56

Class C Shares
For the year ended
10/31/2018	$10.32	$0.13		$(0.42)	$(0.29)	$(0.12)	$—	$(0.12)	$9.91
10/31/2017	$10.57	$0.07		$(0.23)	$(0.16)	$(0.09)	$—	$(0.09)	$10.32
10/31/2016	$10.12	$0.03		$0.45	$0.48	$(0.03)	$—	$(0.03)	$10.57
10/31/2015	$10.39	$(0.07)		$(0.19)	$(0.26)	$(0.01)	$—	$(0.01)	$10.12
10/31/2014	$10.37	$(0.02	)+	$0.05	$0.03	$(0.01)	$—	$(0.01)	$10.39

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
*	Calculated based on average shares outstanding during the year or period, unless otherwise noted.
+	Calculated based on ending shares outstanding during the period.

The Accompanying Notes are an Integral Part of these Financial Statements.

Ratios/Supplemental Data

Total Return (excludes sales charge)	Net Assets, End of Period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets(a)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate(b)
(1.86%)	$124,296	0.71%	1.15%	2.32%	109%
(0.48%)	$154,656	0.32%	0.68%	1.69%	134%
5.76%	$246,216	0.32%	0.68%	1.11%	173%
(1.59%)	$197,226	0.32%	0.69%	0.15%	200%
1.36%	$209,429	0.32%	0.69%	0.87%	167%

(1.92%)	$316	0.69%	1.13%	2.28%	109%
(0.65%)	$1,122	0.47%	0.83%	1.61%	134%
5.67%	$1,676	0.47%	0.83%	1.29%	173%
(1.79%)	$604	0.42%	0.79%	0.63%	200%
1.15%	$213	0.47%	0.84%	0.81%	167%

(2.23%)	$10,399	1.05%	1.54%	2.04%	109%
(0.97%)	$26,994	0.77%	1.18%	1.26%	134%
5.26%	$10,731	0.77%	1.18%	0.55%	173%
(1.97%)	$10,922	0.72%	1.09%	(0.30%)	200%
0.88%	$13,874	0.77%	1.19%	0.51%	167%

(2.86%)	$10,128	1.73%	2.17%	1.30%	109%
(1.52%)	$12,403	1.32%	1.68%	0.69%	134%
4.76%	$10,068	1.32%	1.68%	0.24%	173%
(2.48%)	$4,163	1.22%	1.59%	(0.64%)	200%
0.31%	$1,218	1.32%	1.69%	(0.27%)	167%

The Accompanying Notes are an Integral Part of these Financial Statements.

American Independence Funds Trust

Notes to Financial Statements
October 31, 2018

1.	Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

As of October 31, 2018, the Trust offered one series, or mutual fund, the American Independence U.S. Inflation-Protected Fund (the “Fund”) with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Fund.

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The U.S. Inflation-Protected Fund offers four classes of shares: Class A, Class C, Institutional Class, and Premier Class. Each share class is identical except as to distribution and service fees borne by each class. Each share represents an equal proportionate interest in the Fund with other shares of the same class and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund. The Fund is diversified under the 1940 Act.

After extensive research and analysis, it was determined in accordance with the best interests of shareholders to liquidate the Fund. The Fund closed at the end of the business day on December 6, 2018.

2.	Significant Accounting Policies:

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires the Fund to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Fund believes that the estimates utilized in preparing the financial statements are reasonable and prudent, however, actual results could differ from these estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the Nasdaq are valued at the market value as of the close of regular trading on the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the Nasdaq official closing price, if applicable. Debt securities held by the Fund generally are valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees. The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the accompanying Statement of Operations.

American Independence Funds Trust

Notes to Financial Statements (Continued)

2.	Significant Accounting Policies: (Continued)

Securities for which prices from the Fund’s pricing services are not readily available are valued at fair value by BNP Paribas Asset Management USA, Inc. (“BNPPAM” or the “sub-adviser”) in accordance with guidelines approved by the Trust’s Board of Trustees. For securities traded principally on foreign exchanges, the Fund may use fair value pricing if an event occurs after the close of trading on the principal foreign exchange on which a security is traded, but before calculation of the Fund’s NAV, which the Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions). In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of the close of the relevant foreign market and the close of the NYSE.

FASB ASC Topic 820, “Fair Value Measurements and Disclosures”, establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

● Level 1	– quoted prices in active markets for identical securities

● Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

● Level 3	– significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of October 31, 2018, for the Fund’s investments, is included in the Fund’s Schedule of Investments, which also includes a breakdown of the Fund’s investments by type of investment.

With respect to the Fund, there was no transfers into and out of any level during the current period presented. It is the Fund’s policy to recognize transfers into and out of all levels at the end of the reporting period.

The valuation of a Level 3 security will be dealt with on a case by case basis and will depend upon the circumstances surrounding that security. In determining a fair value, the Fund will assess a value that they might reasonably expect to receive for a security upon its current sale. Methods for valuing securities may include, but are not limited to, multiple earnings; discount from market of a similar freely traded security; yield to maturity; prior market values of the security; and ratings. To determine the appropriate valuation method, the following general factors are considered: the fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; the evaluation of the forces which influence the market in which the securities are purchased and sold; and any other relevant factors.

Securities Purchased on a When-Issued Basis

The Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement.

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and/or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income and realized gain distributions from underlying investments are recognized on the ex-dividend date. Income and realized and unrealized gains and/or losses are allocated among the classes based upon the proportion of relative net assets. The Fund’s inflation adjustment results in a change of the principal amount owed on US Treasury Notes/Bonds and is reflected as interest income.

American Independence Funds Trust

Notes to Financial Statements (Continued)

2.	Significant Accounting Policies: (Continued)

Expenses

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses specific to a class are charged to that class.

Distributions to Shareholders

Distributions from net investment income, if any, for the Fund are declared and paid monthly. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders, which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats the Fund as a separate entity for federal income tax purposes. The Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates.

3.	Related Party Transactions:

For the period November 1, 2017 through October 2, 2018 Manifold Fund Advisors, LLC (“Manifold” or “Adviser”) served as investment adviser to the Fund and received an annual fee of 0.40%, which included a 0.20% sub-advisory fee paid to BNPPAM, pursuant to an investment advisory agreement between the Trust and Manifold with respect to the Fund. On October 2, 2018, this advisory agreement was terminated. As a result of the termination of the Manifold investment advisory agreement, the Investment Sub-Advisory Agreement between Manifold and BNPPAM with respect to the Fund also terminated by its terms. On October 12 and 17, 2018, the Board approved an Interim Investment Advisory Agreement between the Trust and BNPPAM (“BNP Agreement”), which agreement was effective as of the termination of the Investment Sub-Advisory Agreement with Manifold. The BNP Agreement is on substantially the same terms and conditions as the Investment Sub-Advisory Agreement between Manifold and BNPPAM, except that BNPPAM’s services are no longer subject to the direction and supervision of MFA and the Board, but subject solely to that of the Board. In addition, the Trust rather than MFA is responsible for payment of BNPPAM’s fees.

BNPPAM serves as the sub-adviser to the Fund pursuant to the BNP Agreement, under which it is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of each Fund’s average daily net assets as indicated in the table below.

Fees
U.S. Inflation-Protected Fund	0.20%

As a result of the resignation of Manifold as investment advisor for the Trust, the Board of Trustees hired officers to run the daily operations of the Trust. This expense is listed as Miscellaneous Consulting fee on the Statement of Operations.

Information About the Fund’s Sub-Adviser

BNP Paribas Asset Management USA, Inc. (“BNPPAM” or the “sub-adviser”) serves as the sub-adviser to the Fund and has New York offices located at 200 Park Avenue, New York, New York 10166. BNPPAM is a wholly-owned subsidiary of BNP Paribas Investment Partners USA Holdings Inc., a New York corporation.

American Independence Funds Trust

Notes to Financial Statements (Continued)

3.	Related Party Transactions: (Continued)

From November 1, 2017 through February 28, 2018, Manifold contractually agreed to reduce its management fee and reimburse or otherwise limit expenses of the Institutional Class shares, Class A shares, Class C shares and Premier Class shares to 0.32%, 0.77%, 1.32% and 0.47%, respectively, of the average net assets for each such class of shares exclusive of any taxes, brokerage commissions, interest on borrowings, acquired fund fees and expenses, short sale dividend and interest expenses (“Expense Limitation”). Beginning on March 1, 2018, the Expense Limitation was no longer contractual, but voluntary. Effective August 2, 2018, Manifold revised the voluntary Expense Limitation to reflect that the Expense Limitation also excluded the cost of liability insurance coverage for the Trust and its Board members and officers, legal fees and expenses of counsel to the Board members that are not “interested persons” of the Trust or Manifold that are unrelated to the proposed reorganization of the Fund and any other extraordinary fees and expenses. On September 27, 2018, Manifold terminated the voluntary Expense Limitation.

For the period November 1, 2017 through October 2, 2018 Manifold also provided certain administrative services necessary for the Fund’s operations. The Fund was charged a fee for these services; this fee was calculated based on the Fund’s average daily net assets at an annual rate of 0.125%.

Manifold entered into an agreement with UMB Fund Services, Inc. (“UMBFS”) whereby UMBFS provides the Fund with sub-administration services pursuant to a sub-administrative services agreement approved by the Board. For the services it provides, UMBFS earned a fee based on the aggregate net assets of the Fund. When the administration agreement with Manifold was terminated, the Trust entered into an agreement pursuant to which UMBFS would continue to provide the same services to the Trust as it had previously under the agreement with Manifold. Prior to the termination of the administration agreement, Manifold paid UMBFS, and under the new arrangement the Fund paid UMBFS.

Other principal service providers of the Fund include the following:

Pursuant to the Fund Accounting Services Agreement, UMBFS serves as the Trust’s fund accounting agent.

Matrix 360 Distributors, LLC serves as the Fund’s distributor pursuant to a distribution agreement approved by the Board.

DST Systems, Inc. serves as the Fund’s transfer agent and dividend disbursing agent.

UMB Bank NA serves as the custodian for the Fund.

The Trust has contracted with Compliance Solutions Associates LLC (“CSA”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. CSA has designated Thaddeus (“Ted”) Leszczynski as the Trust’s Chief Compliance Officer. For these services, the Trust pays CSA a monthly fee, plus any out-of-pocket expenses.

The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A shares and Class C shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. The Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A share assets, and up to 1.00% of its Class C share assets. These fees consist of up to 0.25% for shareholder services of the Class A share assets and Class C share assets, and up to 0.25% for distribution expenses, as defined by FINRA, of Class A share assets and up to 0.75% of Class C share assets.

During the year ended October 31, 2018, a portion of the distribution or service fees were waived by the Adviser for the Class A shares assets. As of October 31, 2018, the Fund assessed the full 0.25% of distribution fees and 0.20% of the shareholder services fees.

The Trust, on behalf of the Fund, has adopted a non-12b-1 Shareholder Servicing Plan that allows its Premier Class Shares to pay a shareholder servicing fee from its assets for any activities relating to certain shareholder account administrative and servicing functions to agents. The expenditures to be made by the Fund pursuant to this Plan shall not exceed an annual rate of 0.15% of the average daily value of net assets represented by such shares.

4.	Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his/her pro rata share of the net assets of that Fund. For the financial reporting purposes shareholder transactions are accounted for on trade date on the last business day of the reporting period.

American Independence Funds Trust

Notes to Financial Statements (Continued)

5.	Securities Transactions:

The cost of purchases and the proceeds from sales of U.S. Government securities for the year ended October 31, 2018 was as follows:

	Purchases	Sales
U.S. Inflation-Protected Fund	$187,404,281	$231,657,555

6.	Federal Income Tax Information:

FASB ASC Topic 740, Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”), requires an evaluation of tax positions taken or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, fiscal years 2015-2018 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended October 31, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Provision for federal income taxes or excise taxes has not been made since the Fund has elected to be taxed as a RIC and intends to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Distributions from net realized gains for book purposes may include short-term capital gains which are included as ordinary income to shareholders for tax purposes. Additionally, U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended October 31, 2018, the following table shows the reclassifications made:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gains/ (Losses)	Paid In Capital
U.S. Inflation-Protected	$231,071	$1	$(231,072)

At October 31 2018, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
U.S. Inflation-Protected	$152,462,931	$179	$(6,364,293)	$(6,364,114)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

The tax character of distributions paid during the fiscal years ended October 31, 2018 and 2017 were as follows:

	Year Ended October 31, 2018	Year Ended October 31, 2017
Distributions paid from:
Ordinary Income	$3,596,678	$4,681,526
Net long-term capital gains	—	—
Total taxable distributions	3,596,678	4,681,526
Tax exempt dividends	—	—
Total distributions paid	$3,596,678	$4,681,526

American Independence Funds Trust

Notes to Financial Statements (Continued)

6.	Federal Income Tax Information: (Continued)

As of October 31, 2018, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$1,986,357
Undistributed long-term capital gains	—
Tax accumulated earnings	1,986,357
Accumulated capital and other losses	(12,466,345)
Unrealized appreciation (depreciation) on investments	(6,364,114)
Total accumulated earnings (deficit)	$(16,844,102)

As of October 31, 2018, the Fund had net capital loss carryforwards which are available to offset future net capital gains, if any:

For losses expiring October 31,
2019	$—
Not subject to expiration:
Short-term	2,049,866
Long-term	10,416,479
$12,466,345

Under The Regulated Investment Company Modernization Act of 2010 (the “Act”), capital losses incurred during the fiscal years beginning after the enactment date of the Act (December 22, 2010) are carried forward indefinitely and retain the character of the original loss. However, any remaining pre-enactment capital loss carryovers may expire unused, since the post-enactment capital losses are utilized before pre-enactment capital loss carryovers according to the Act.

The Fund anticipates that a significant portion of the capital loss carryforwards reflected in the table above will not be utilized prior to liquidation.

7.	Financial Futures Contracts:

The Fund entered into financial futures contracts to hedge its interest rate. Hedging theoretically reduces market risk, and exposure exists to the extent there is a related imperfect correlation of the price of futures contracts with the underlying interest rate risk.

Investments in financial futures contracts require the Fund to “mark to market” open positions on a daily basis, in order to reflect the change in the market value of the contract at the close of each day’s trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. The details of the Fund’s open futures contracts at October 31, 2018 are contained at the end of its Schedule of Investments.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

8.	Investments in Derivatives:

The Fund made investments in derivative instruments which included futures transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount.

Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the sub- adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

American Independence Funds Trust

Notes to Financial Statements (Continued)

8.	Investments in Derivatives: (Continued)

The following table sets forth the gross value of the Fund’s derivative contracts for trading activities by certain risk types as of October 31, 2018. The values in the table below exclude the effects of cash collateral received or posted pursuant to derivative contracts, and therefore are not representative of the Fund’s net exposure.

Fund	Risk	Statements of Assets and Liabilities Location	Derivative Assets	Statements of Assets and Liabilities Location	Derivative Liabilities
U.S. Inflation-Protected Fund	Interest rate	Variation margin on futures contracts	$—	Variation margin	$2,406

The following table sets forth by certain risk types the Fund’s gains (losses) related to derivative activities and their indicative volumes for the year ended October 31, 2018. These gains (losses) should be considered in the context that derivative contracts may have been executed to economically hedge securities and accordingly, gains or losses on derivative contracts may offset losses or gains attributable to securities. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Fund	Risk	Statements of Operations Location	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Average Number of Contracts(a)	Average Notional Value(a)
U.S. Inflation-Protected Fund	Interest rate	Net realized gain (loss) from futures contracts/Net change in unrealized Appreciation (Depreciation) on futures contracts	$112,141	$(101,171)	162	$21,646,242

(a)	Average number of contracts and average notional value is based on the average of quarter end balances for the period October 31, 2017 to October 31, 2018.

9.	Segregation of Assets:

Fund policy requires the custodian to segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Given certain operational efficiencies it is impractical to specify individual securities to be used for segregation purposes except for the initial margin of futures contracts. Therefore, the Fund’s custodian has been instructed to segregate all assets on a settled basis. The Fund will not enter into transactions deemed to create leverage in excess of the Fund’s ability to segregate up to 100% of its settled liquid assets.

10.	Cash Concentration:

At times, the Fund maintains cash balances at financial institutions in excess of Federally insured limits. The Fund monitors this credit risk and has not experienced any losses related to this risk.

11.	Subsequent Events:

On September 25, 2018, Manifold recommended to the Board that the Fund be liquidated on October 30, 2018. After careful consideration of the recommendation, the Board concluded that it would be in the Fund’s and its shareholders’ best interests to explore alternatives to liquidation. Following extensive research, analysis and deliberation, on October 25, 2018, the Board determined that all reasonable alternatives had been exhausted and, in accordance with the best interests of shareholders, approved the prompt and orderly liquidation of the Fund, the winding up of the business of the Trust, the payment of all liabilities of the Fund and the ultimate distribution of the Fund’s proceeds or assets to shareholders. The Fund closed at the end of the business day on December 6, 2018.

Management has evaluated events and transactions after October 31, 2018 through the date that the financial statements were issued, and has determined that no additional disclosure in the financial statements is required.

American Independence Funds Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
American Independence Funds Trust

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities of the American Independence Funds Trust, comprising the American Independence U.S. Inflation-Protected Fund (the “Fund”), including the schedule of investments as of October 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, and the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

/s/ GRANT THORNTON LLP

We have served as the auditor for one or more investment companies in the Fund’s investment company group since 2005.

Chicago, Illinois
December 28, 2018

American Independence Funds Trust

Additional Fund Information (Unaudited)

Portfolio Summary

The American Independence Funds invested, as a percentage of net assets, in the following as of October 31, 2018:

American Independence U.S. Inflation-Protected Fund
Portfolio Diversification	% of Net Assets
U.S. Treasury Inflation-Indexed Notes	66.7%
U.S. Treasury Inflation-Indexed Bonds	33.6
Short-Term Investment	0.4
Total Investments	100.7%
Liabilities in excess of other assets	(0.7)
Net Assets	100.0%

American Independence Funds Trust

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on May 1, 2018 at the beginning of the period and held for the entire period from May 1, 2018 through October 31, 2018.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 5/1/2018	Ending Account Value 10/31/2018	Expenses Paid During Period* 5/1/2018- 10/31/2018	Expense Ratio During Period** 5/1/2018- 10/31/2018
American Independence	Institutional Class Shares	$ 1,000.00	$ 978.80	$ 5.74	1.15%
U.S. Inflation-Protected Fund	Premier Class Shares	$ 1,000.00	$ 978.50	$ 5.14	1.03%
	Class A Shares	$ 1,000.00	$ 976.80	$ 7.35	1.48%
	Class C Shares	$ 1,000.00	$ 973.30	$ 10.60	2.13%

*

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period).

**	Annualized.

American Independence Funds Trust

Additional Fund Information (Unaudited) (Continued)

Table of Shareholder Expenses (continued)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 5/1/2018	Ending Account Value 10/31/2018	Expenses Paid During Period* 5/1/2018- 10/31/2018	Expense Ratio During Period** 5/1/2018- 10/31/2018
American Independence	Institutional Class Shares	$ 1,000.00	$ 1,019.41	$ 5.85	1.15%
U.S. Inflation-Protected Fund	Premier Class Shares	$ 1,000.00	$ 1,020.01	$ 5.24	1.03%
	Class A Shares	$ 1,000.00	$ 1,017.77	$ 7.51	1.48%
	Class C Shares	$ 1,000.00	$ 1,014.46	$ 10.83	2.13%

*

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half period).

**	Annualized.

American Independence Funds Trust

Additional Fund Information (Unaudited) (Continued)

Board Consideration and Approval of Investment Advisory and Sub-Advisory Agreements

From November 1, 2017 through October 2, 2018, Manifold Fund Advisors, LLC (“Manifold”) served as the investment adviser to the American Independence Funds Trust (“Trust”) on behalf of the American Independence U.S. Inflation-Protected Fund (“Fund”), pursuant to an Investment Advisory Agreement that was approved by shareholders of the Fund at a Special Meeting of Shareholders held on November 27, 2015.

The Investment Advisory Agreement was terminated effective the close of business October 2, 2018. On October 12 and 17, 2018, the Board approved an Interim Investment Advisory Agreement between the Trust and BNP Paribas Asset Management USA, Inc. (“BNPPAM”) (“BNP Agreement”), which agreement was effective as of October 3, 2018. The BNP Agreement is on substantially the same terms and conditions as the Investment Sub-Advisory Agreement between Manifold and BNPPAM, except that BNPPAM’s services are no longer subject to the direction and supervision of Manifold and the Board, but subject solely to that of the Board. In addition, the Trust rather than Manifold is responsible for payment of BNPPAM’s fees.

Information About Manifold. On May 9, 2017, Manifold entered into a series of transactions pursuant to which Manifold exchanged certain intellectual property and other assets held by Manifold for cancellation of a promissory note and 40,006.26 Non-Voting Common Units of Manifold. Also as part of these transactions, Manifold Partners LLC (“Manifold Partners”) received Non-Voting Common Units of Manifold representing approximately 94% of the economic interest of Manifold. The principal owner of Manifold Partners is The Chalice Fund L.P. (“Chalice”), a private equity fund managed and controlled by Grail Partners LLC (“Grail Partners”), the general partner of Chalice. In addition, Grail Partners and its related affiliates and subsidiaries (including Manifold Partners) currently holds approximately 97% of the economic interest in Manifold and is deemed to “control” Manifold (as that term is defined under the 1940 Act).

American Independence Funds Trust

Additional Fund Information (Unaudited) (Continued)

Information About the Trustees and Officers

Information pertaining to the Trustees and Officers of the Trust is set forth below. The address for each Trustee and Officer is 1345 Avenue of the Americas, 2nd Floor, New York, NY 10105 unless otherwise stated. Additional information regarding the Trustees and Officers may be found in the Trust’s Statement of Additional Information and is available, without charge, upon request, by calling 1-866-410-2006.

Name, Address and Age	Position(s) Held With Company	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES
Jeffrey Haas Age: 57	Chairman of the Board and Trustee	Indefinite, Since Inception	Professor of Law, New York Law School (since 1996).	1	None
George Mileusnic Age: 64	Trustee	Indefinite, Since Inception	Retired. Formerly Chief Financial Officer of Caribou Coffee, Inc. (2001-2008).	1	4(1)
Dennis Foley Age: 60	Trustee	Indefinite, 9/2016-Present	Treasurer and Chief Investment Officer at Weil, Gotshal & Manges.	1	None
OFFICERS
Thaddeus (“Ted”) Leszczynski Age: 72	Chief Compliance Officer and Secretary	Indefinite, 2/2015-Present	Founding member of Compliance Solutions Associates LLC (since September 2009).	N/A	N/A
Robert (“Bob”) Rokose Age: 48	Treasurer	Indefinite, 3/2017-Present	Financial Services Consultant	N/A	N/A

(1)	Mr. Mileusnic also serves on the Board of Trustees for North American State Bank, New Market Bank, and two non-profit organizations.

[This page intentionally left blank]

Item 2. Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is with “filed herewith”.

(b)	During the period covered by this report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Mr. George Mileusnic, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Grant Thornton LLP served as the Trust’s independent registered public accounting firm for 2018 and 2017.

(a)	AUDIT FEES: The aggregate fees paid and accrued by the Registrant for professional services rendered by its independent auditors, Grant Thornton LLP, for the audit of the Registrant’s annual financial statements for 2018 and 2017 were $26,250 and $87,500, respectively.

(b)	AUDIT RELATED FEES: No such fees were billed to the Registrant by Grant Thornton LLP for 2018 and 2017.

(c)	TAX FEES: The aggregate fees paid or accrued by the Registrant for professional services rendered by Grant Thornton LLP for the review of Form 1120-RIC, Form 8613, Form CT-3, Form CT-3M/4M, Form NYC 3L, review of excise tax distribution calculations, IRS diversification testing and preparation of estimated tax reporting factors for 2018 and 2017 were $5,364 and $23,000, respectively.

(d)	ALL OTHER FEES: No such fees were billed to the Registrant by Grant Thornton LLP for 2018 and 2017.

(e)	(1) AUDIT COMMITTEE PRE-APPROVAL POLICY: The Registrant’s Audit committee shall have, among other things, the following specific duties and responsibilities (1) to pre-approve all audit services to be provided to the Trust by the Trust’s independent auditors and (2) to pre-approve all permitted non-audit services, including tax services, to be provided to the Trust by the independent auditors. The Audit Committee may delegate to one or more members the authority to grant such pre-approvals. The actions taken by such member or members shall be reported to the full Audit Committee.

(2) Not applicable.

(f)	Not applicable.

(g)	There were no non-audit services fees billed by the Registrant’s accountant to the Registrant other than those described above. There were no non-audit services fees billed by the Registrant’s accountant to the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant over the past two years.

(h)	Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

The Schedules of Investments has been provided under Item 1 of this Form N-CSR for the American Independence Funds Trust.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics in Item 2 is attached hereto as an Exhibit 99CODE OF ETHICS.

(a)(2)	Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3)	Not applicable

(b)	Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) American Independence Funds Trust

By (Signature and Title)

/s/ Ted Leszczynski
Ted Leszczynski
President

Date: January 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Ted Leszczynski
Ted Leszczynski
President

Date: January 3, 2019

By (Signature and Title)

/s/ Bob Rokose
Bob Rokose
Treasurer and Principal Financial Accounting Officer

Date: January 3, 2019